Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable [Abstract]
Schedule of accounts receivable, net
	December 31, 2021	December 31, 2020
Accounts receivable	$2,608,325	$-